UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [X]; Amendment Number: 01
This Amendment (check only one):  [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          10880 Wilshire Boulevard,
                  Suite 880
                  Los Angeles, CA  90024
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     August 17, 2007

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   41
Form 13F Information Table Value Total:   $519,327

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP		       COM		020002101 13716	   222988   SH	     SOLE		  221453   0	    1535
AMERICAN INTL GROUP INC	       COM		026874107 13277	   189596   SH	     SOLE		  188246   0	    1350
AMGEN INC		       COM		031162100 233	   4215     SH	     SOLE		  4215	   0	    0
ANHEUSER BUSCH COS INC	       COM		035229103 11587	   222118   SH	     SOLE		  220528   0	    1590
APOLLO GROUP INC	       CL A		037604105 25524	   436831   SH	     SOLE		  433736   0	    3095
BANK OF AMERICA CORPORATION    COM		060505104 19677	   402461   SH	     SOLE		  399580   0	    2881
BRISTOL MYERS SQUIBB CO	       COM		110122108 15324	   485503   SH	     SOLE		  482063   0	    3440
CITIGROUP INC		       COM		172967101 12397	   241711   SH	     SOLE		  239989   0	    1722
COUNTRYWIDE FINANCIAL CORP     COM		222372104 14372	   395355   SH	     SOLE		  392650   0	    2705
ELECTRONIC DATA SYS NEW	       COM		285661104 8917	   321548   SH	     SOLE		  319173   0	    2375
EMERSON ELEC CO		       COM		291011104 14609	   312174   SH	     SOLE		  310159   0	    2015
FIRST DATA CORP		       COM		319963104 4050	   123976   SH	     SOLE		  123021   0	    955
GENERAL DYNAMICS CORP	       COM		369550108 14679	   187660   SH	     SOLE		  186300   0	    1360
HOME DEPOT INC		       COM		437076102 15647	   397634   SH	     SOLE		  394774   0	    2860
INTEL CORP		       COM		458140100 28060	   1181922  SH	     SOLE		  1173497  0	    8425
KEYCORP NEW		       COM		493267108 15328	   446501   SH	     SOLE		  443601   0	    2900
LEGG MASON INC		       COM		524901105 11110	   112919   SH	     SOLE		  112109   0	    810
LOWES COS INC		       COM		548661107 209	   6800	    SH	     SOLE		  6800	   0        0
NEWELL RUBBERMAID INC	       COM		651229106 9094	   308972   SH	     SOLE		  306637   0	    2335
PFIZER INC		       COM		717081103 11293	   441719   SH	     SOLE		  438634   0	    3085
PROGRESSIVE CORP OHIO	       COM		743315103 15279	   638505   SH	     SOLE		  634090   0	    4415
SPRINT NEXTEL CORP	       COM FON		852061100 26589	   1283875  SH	     SOLE		  1274950  0	    8925
TYCO INTL LTD NEW	       COM		902124106 7704	   227989   SH	     SOLE		  227989   0	    0
WACHOVIA CORP NEW	       COM		929903102 12391	   241772   SH	     SOLE		  240172   0	    1600
WAL MART STORES INC	       COM		931142103 17157	   356627   SH	     SOLE		  354112   0	    2515
WASHINGTON MUT INC	       COM		939322103 25841	   606029   SH	     SOLE		  601957   0	    4072
WESTERN UN CO		       COM		959802109 2675	   128345   SH	     SOLE		  127390   0	    955
DELL INC		       COM		24702R101 28051	   982530   SH	     SOLE		  975570   0	    6960
DIRECTV GROUP INC	       COM		25459L106 16439	   711359   SH	     SOLE		  706384   0	    4975
EXPEDIA INC DEL		       COM		30212P105 8018	   273758   SH	     SOLE		  271963   0	    1795
EXXON MOBIL CORP	       COM		30231G102 13895	   165642   SH	     SOLE		  164432   0	    1210
IAC INTERACTIVECORP	       COM NEW		44919P300 9159	   264667   SH	     SOLE		  262792   0	    1875
JP MORGAN CHASE & CO	       COM		46625H100 16975	   350361   SH	     SOLE		  347936   0	    2425
LIBERTY MEDIA HLDG CORP	INT    COM SER A	53071M104 7151	   320304   SH	     SOLE		  317866   0	    2438
LIBERTY MEDIA HLDG CORP	CAP    COM SER A	53071M302 7785	   66156    SH	     SOLE		  65661	   0	    495
SLM CORP		       COM		78442P106 12815	   222585   SH	     SOLE		  221010   0	    1575
TENET HEALTHCARE CORP	       COM		88033G100 7730	   1187338  SH	     SOLE		  1178773  0	    8565
WASTE MGMT INC DEL	       COM		94106L109 10138	   259630   SH	     SOLE		  257755   0	    1875
COVIDIEN LTD		       WHEN ISSUED	G2552X108 4601	   106744   SH	     SOLE		  105623   0	    1121
TYCO INTERNATIONAL LTD	       WHEN ISSUED	G9143X208 5662	   106834   SH	     SOLE		  105711   0	    1123
TYCO ELECTRONICS LTD	       WHEN ISSUED	G9144P105 4169	   106744   SH	     SOLE		  105623   0	    1121